PGIM Target Date Income Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 95.6%
Affiliated Exchange-Traded Fund 25.0%
Fixed Income
PGIM Total Return Bond ETF (cost $6,399,753)	151,919	$6,315,273
Affiliated Mutual Funds 70.6%
Domestic Equity 17.5%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	80,585	4,060,668
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	35,248	383,145
		4,443,813
Fixed Income 40.4%
PGIM Core Conservative Bond Fund (Class R6)	367,184	3,165,123
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	134,478	1,257,365
PGIM TIPS Fund (Class R6)	686,323	5,785,702
		10,208,190
International Equity 12.7%
PGIM Global Real Estate Fund (Class R6)	78,442	1,790,829
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	79,011	1,415,092
		3,205,921

Total Affiliated Mutual Funds (cost $15,239,135)		17,857,924

Total Long-Term Investments (cost $21,638,888)		24,173,197

Short-Term Investment 6.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,662,633)	1,662,633	1,662,633

TOTAL INVESTMENTS 102.2% (cost $23,301,521)(wa)		25,835,830
Liabilities in excess of other assets (2.2)%		(561,756)

Net Assets 100.0%		$25,274,074

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Income Fund